Subsequent Event (Details) - Subsequent Event [Member] - USD ($)	Sep. 06, 2024	Aug. 05, 2024	Aug. 27, 2024
Subsequent Event [Line Items]
Aggregate financing amount		$ 1,800,000
Description of investors		five accredited investors
Convertible Debt		$ 1,800,000
Debt Instrument, Face Amount			$ 3,145,000
Darpa contract	$ 11,717,000
Darpa contract to aeluma structured	5,974,000
Over balance of aeluma milestones	$ 5,743,000
Note Purchase Agreements [Member]
Subsequent Event [Line Items]
Convertible Debt			$ 1,345,000
Common stock, par value (in Dollars per share)		$ 0.0001